INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables present the major categories of Plan assets measured at fair value by classification within the fair value hierarchy, as of December 31, 2025 and 2024:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Total
Investments at fair value - December 31, 2025:
CTs(a)	$—	$—	$489,312,651
Mutual funds	145,412,240	—	145,412,240
Separately managed account(b)	17,363,840	252,493	17,616,333
Self-directed brokerage account	3,282,723	—	3,282,723
Separate accounts(a)	—	—	2,672,737
Total investments at fair value - December 31, 2025	$166,058,803	$252,493	$658,296,684
Investments at fair value - December 31, 2024:
CTs(a)	$—	$—	$440,544,904
Mutual funds	129,896,104	—	129,896,104
Separately managed account(b)	15,021,403	133,220	15,154,623
Self-directed brokerage account	3,395,988	—	3,395,988
Total investments at fair value - December 31, 2024	$148,313,495	$133,220	$588,991,619
(a)    CTs and Separate Accounts are valued at NAV and therefore are not classified within the fair value hierarchy, but are included in the totals column to assist in reconciling to the Statements of Net Assets Available for Benefits.
(b) The separately managed account balances at the 2025 and 2024 measurement dates identified as level 1 assets represent ITT common stock and level 2 assets represent cash and cash equivalents held within the employer stock fund.